Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Summary of Incentive Unit Activity

A summary of the Incentive Unit activity for the years ended December 31, 2015 and 2014 is presented below:

	Incentive Units	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	68,459,562	$1.00	9.12	$20,537,869
Granted	7,375,000	1.30
Forfeited	(1,306,620)	1.00
Exercised	—	—

Outstanding, December 31, 2014	74,527,942	$1.03	8.19	$20,145,882
Granted	3,850,000	2.40
Forfeited	(4,415,106)	1.03
Exercised	—	—

Outstanding, December 31, 2015	73,962,836	$1.06	7.31	$104,562,869

Unvested shares expected to vest after December 31, 2015	59,474,350	$1.06	7.34	$83,642,766
Exercisable at December 31, 2015	14,488,486	$1.03	7.18	$20,920,103

Stock-Based Compensation Expense

Stock-based compensation expense in connection with all stock-based awards is presented as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Operating expenses	$14	$26	$31	$40
Selling expenses	43	357	(239)	389
General and administrative expenses	2,691	588	3,038	1,330

Total stock-based compensation	$2,748	$971	$2,830	$1,759

Stock-based compensation expense in connection with all stock-based awards for the years ended December 31, 2015, 2014 and 2013 is allocated as follows (in thousands):

	Year ended December 31,
	2015	2014	2013
Operating expenses	$71	$63	$62
Selling expenses	578	185	158
General and administrative expenses	2,472	1,688	1,736

Total stock-based compensation	$3,121	$1,936	$1,956

Vivint Stock Appreciation Rights
Summary of the SAR Activity

A summary of the SAR activity for the years ended December 31, 2015 and 2014 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	7,906,250	$1.00	9.55	$2,371,875
Granted	1,290,000	1.30
Forfeited	(2,499,590)	1.04
Exercised	—	—

Outstanding, December 31, 2014	6,696,660	$1.04	8.62	$1,734,748
Converted	3,259,934	0.70	8.62
Granted	11,186,936	1.03
Forfeited	(2,307,172)	0.80
Exercised	(172,221)	0.68

Outstanding, December 31, 2015	18,664,137	$0.87	8.66	$3,628,498

Unvested shares expected to vest after December 31, 2015	16,956,220	$0.89	8.79	$3,041,171
Exercisable at December 31, 2015	1,707,917	$0.73	7.90	$587,327

Wireless Stock Appreciation Rights
Summary of the SAR Activity

A summary of the SAR activity for the year ended December 31, 2015 and 2014 is presented below:

	Stock Appreciation Rights	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2013	70,000	$5.00	9.42	—
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding, December 31, 2014	70,000	$5.00	8.41	—
Granted	11,000	65.84
Forfeited	—	—
Exercised	—	—

Outstanding, December 31, 2015	81,000	$13.26	7.66	—

Unvested shares expected to vest after December 31, 2015	49,700	$14.43	7.69	—
Exercisable at December 31, 2015	31,300	$11.41	7.60	—